Interest in associates and joint ventures - Carrying amount of interests in associates and joint ventures (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests In Other Entities [Abstract]
Interests in associates		$ 27,200	$ 29,127
Interests in joint ventures		144	127
Interests in associates and joint ventures	[1]	$ 27,344	$ 29,254	$ 29,609

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.